Goodwill and Other Intangible Assets (Narrative) (Details)	12 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets
Minimum range of useful lives for intangible assets with definite lives (in years)	2
Maximum range of useful lives for intangible assets with definite lives (in years)	20